LEASE	12 Months Ended
Dec. 31, 2025
Lease
LEASE

8. LEASE

i) Operating Lease

In January 2025, the Company signed an office lease agreement with a third party for a period of three years, from April 14, 2025 to May 14, 2028, which will expire and terminate. The monthly rent for the first year is approximately RMB59,590 ($8,522) per month.

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2025	2024
Right-of-use assets	$71,751	$-

Lease liabilities current	32,074	-
Lease liabilities non-current	41,644	-
	$73,718	$-

The components of lease expense for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the Years ended December 31,
	2025	2024	2023
Operating lease expense	$26,719	-	-
Total lease expense	$26,719	$-	$-

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

Operating leases
2026	34,085
2027	34,085
2028	8,522
Total future lease payments	76,692
Less: imputed interest	(2,974)
Present value of lease liabilities	$73,718

Lease term and discount rate:

	For the Years ended December 31,
	2025	2024
Weighted-average remaining lease term (years)
Operating leases	2.42	-

Weighted-average discount rate
Operating leases	3.50%	-